FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of fair value of its Public Warrants and Private Placement Warrants

The following are the inputs used by the Company in establishing the Level 3 fair value of its Public Warrants and Private Placement Warrants as of August 10, 2021:

August 10, 2021
(Initial Measurement)
Stock price	$9.66
Exercise price	$11.50
Probability of a Business Combination occurring	75%
Volatility	14.3%
Risk-free rate	0.86%
Dividend yield	0.00%

Schedule of company's assets that are measured at fair value on a recurring basis

		September 30,	December 31,
Description	Level	2022	2021
Assets:
Marketable securities held in Trust Account	1	$117,448,790	$116,738,316

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
Description	Level	2021
Assets:
Marketable securities held in Trust Account	1	$116,738,316